Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129658
Shareholder Report [Line Items]
Fund Name	Target 2055 Fund
Class Name	Investor Class
Trading Symbol	TRFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - Investor Class	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,410	10,445	10,393
2016	10,419	10,693	10,451
2017	11,152	11,520	11,168
2017	11,746	11,769	11,593
2017	12,172	12,123	11,927
2017	12,812	13,074	12,702
2018	13,068	13,389	12,907
2018	13,059	13,542	12,989
2018	13,423	14,577	13,457
2018	12,733	13,797	12,710
2019	13,199	14,065	13,047
2019	13,087	13,880	12,841
2019	13,738	14,768	13,388
2019	14,482	15,934	14,296
2020	13,892	15,036	13,461
2020	13,892	15,471	13,388
2020	15,762	17,935	15,065
2020	16,888	18,966	16,050
2021	18,258	20,347	17,218
2021	19,664	22,264	18,675
2021	20,481	23,861	19,351
2021	20,023	23,961	19,034
2022	19,038	22,849	18,509
2022	17,729	21,444	17,540
2022	16,782	20,692	16,619
2022	17,436	21,373	17,242
2023	17,342	21,004	17,373
2023	17,770	21,880	17,672
2023	18,948	23,745	18,756
2023	19,126	24,067	18,932
2024	21,022	27,012	20,673
2024	21,865	27,916	21,392
2024	23,062	29,953	22,704
2024	23,856	32,367	23,398
2025	23,653	31,748	23,330
2025	23,954	31,578	23,875
2025	25,709	34,698	25,785
2025	27,012	36,765	27,087
2026	28,889	37,150	28,743
2026	30,162	40,876	30,507

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2055 Fund (Investor Class)	25.92%	8.93%	11.67%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	10.31	11.80

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 312,763,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,507,000
InvestmentCompanyPortfolioTurnover	30.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$312,763 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.0%
International Equity Funds	28.4
Domestic Bond Funds	3.1
International Bond Funds	0.9
Short-Term and Other	0.6

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.4%
T. Rowe Price Value Fund	15.7
T. Rowe Price Equity Index 500 Fund	9.2
T. Rowe Price U.S. Large-Cap Core Fund	8.9
T. Rowe Price International Value Equity Fund	8.1
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129659
Shareholder Report [Line Items]
Fund Name	Target 2055 Fund
Class Name	Advisor Class
Trading Symbol	PAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - Advisor Class	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,411	10,445	10,393
2016	10,411	10,693	10,451
2017	11,128	11,520	11,168
2017	11,713	11,769	11,593
2017	12,130	12,123	11,927
2017	12,771	13,074	12,702
2018	13,008	13,389	12,907
2018	12,989	13,542	12,989
2018	13,353	14,577	13,457
2018	12,654	13,797	12,710
2019	13,111	14,065	13,047
2019	12,989	13,880	12,841
2019	13,639	14,768	13,388
2019	14,349	15,934	14,296
2020	13,764	15,036	13,461
2020	13,754	15,471	13,388
2020	15,590	17,935	15,065
2020	16,688	18,966	16,050
2021	18,038	20,347	17,218
2021	19,412	22,264	18,675
2021	20,212	23,861	19,351
2021	19,747	23,961	19,034
2022	18,762	22,849	18,509
2022	17,454	21,444	17,540
2022	16,515	20,692	16,619
2022	17,152	21,373	17,242
2023	17,052	21,004	17,373
2023	17,452	21,880	17,672
2023	18,602	23,745	18,756
2023	18,767	24,067	18,932
2024	20,611	27,012	20,673
2024	21,429	27,916	21,392
2024	22,585	29,953	22,704
2024	23,355	32,367	23,398
2025	23,135	31,748	23,330
2025	23,405	31,578	23,875
2025	25,114	34,698	25,785
2025	26,368	36,765	27,087
2026	28,179	37,150	28,743
2026	29,412	40,876	30,507

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2055 Fund (Advisor Class)	25.66%	8.67%	11.39%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	10.31	11.80

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 312,763,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,507,000
InvestmentCompanyPortfolioTurnover	30.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$312,763 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.0%
International Equity Funds	28.4
Domestic Bond Funds	3.1
International Bond Funds	0.9
Short-Term and Other	0.6

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.4%
T. Rowe Price Value Fund	15.7
T. Rowe Price Equity Index 500 Fund	9.2
T. Rowe Price U.S. Large-Cap Core Fund	8.9
T. Rowe Price International Value Equity Fund	8.1
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169040
Shareholder Report [Line Items]
Fund Name	Target 2055 Fund
Class Name	I Class
Trading Symbol	TRPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - I Class	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,945	522,241	519,663
2016	521,390	534,647	522,555
2017	558,102	575,993	558,419
2017	587,793	588,456	579,644
2017	609,598	606,127	596,373
2017	642,072	653,724	635,121
2018	654,930	669,441	645,328
2018	654,450	677,086	649,437
2018	673,189	728,858	672,826
2018	638,593	689,853	635,506
2019	662,296	703,243	652,341
2019	656,675	693,987	642,042
2019	690,403	738,405	669,422
2019	727,197	796,715	714,822
2020	698,107	751,784	673,025
2020	698,107	773,543	669,385
2020	792,504	896,730	753,252
2020	849,568	948,279	802,502
2021	918,995	1,017,369	860,909
2021	990,193	1,113,218	933,746
2021	1,031,816	1,193,037	967,572
2021	1,009,361	1,198,049	951,680
2022	959,932	1,142,441	925,452
2022	894,004	1,072,208	877,001
2022	846,832	1,034,579	830,960
2022	880,364	1,068,629	862,102
2023	876,290	1,050,213	868,644
2023	897,927	1,094,023	883,581
2023	958,029	1,187,255	937,778
2023	967,045	1,203,368	946,587
2024	1,063,891	1,350,596	1,033,663
2024	1,106,571	1,395,788	1,069,591
2024	1,167,806	1,497,655	1,135,181
2024	1,209,249	1,618,354	1,169,876
2025	1,199,115	1,587,401	1,166,508
2025	1,214,382	1,578,892	1,193,746
2025	1,304,713	1,734,883	1,289,225
2025	1,370,871	1,838,256	1,354,334
2026	1,467,246	1,857,519	1,437,130
2026	1,532,664	2,043,802	1,525,328

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2055 Fund (I Class)	26.21%	9.13%	11.85%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	10.31	11.80

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 312,763,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,507,000
InvestmentCompanyPortfolioTurnover	30.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$312,763 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.0%
International Equity Funds	28.4
Domestic Bond Funds	3.1
International Bond Funds	0.9
Short-Term and Other	0.6

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.4%
T. Rowe Price Value Fund	15.7
T. Rowe Price Equity Index 500 Fund	9.2
T. Rowe Price U.S. Large-Cap Core Fund	8.9
T. Rowe Price International Value Equity Fund	8.1
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless